UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08349

Name of Fund: BlackRock MuniHoldings Investment Quality Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.6%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$4,980	$5,793,632
6.00%, 6/01/39	10,995	12,758,378
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,938,765
Mobile Board of Water & Sewer Commissioners, RB, (NPFGC), 5.00%, 1/01/16 (a)	6,500	6,833,450

		27,324,225
California — 23.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	8,920	10,060,689
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	5,370	6,466,232
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	3,330	3,942,920
5.25%, 5/01/33	2,600	2,970,188
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,839,550
5.75%, 12/01/36	3,285	3,835,139
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	4,450	5,053,598
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	5,600	6,313,328
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	4,365	5,251,706
Los Angeles California Unified School District, GO, Election of 2002, Series D, 5.25%, 7/01/25	3,485	4,071,735
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	10,000	10,976,200
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO (concluded):
Election of 2008, Series C, 5.25%, 8/01/39	$3,375	$3,911,321
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,000	5,589,950
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,980	3,406,289
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	4,110	4,721,815
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	4,690	5,411,134
State of California, GO, Refunding, Various Purposes, 5.00%, 11/01/43	2,985	3,369,528
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	17,358,900
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	2,240	2,612,422
Various Capital Projects, Series I, 5.50%, 11/01/30	4,500	5,461,470
Various Capital Projects, Series I, 5.50%, 11/01/31	2,615	3,157,639
Various Capital Projects, Series I, 5.50%, 11/01/33	2,000	2,408,200
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	1,685	2,005,200
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	12,250	14,256,795

		135,451,948
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,169,098
5.50%, 11/15/30	1,040	1,209,271
5.50%, 11/15/31	1,250	1,441,950

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$5,925	$6,756,929

		12,577,248
Florida — 8.5%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	1,250	1,452,200
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,177,722
5.25%, 10/01/30	3,255	3,674,244
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,856,434
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	450	458,847
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
5.00%, 10/01/31	5,465	6,046,367
Miami International Airport (AGM), 5.50%, 10/01/41	3,500	3,927,245
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 5.38%, 10/01/33	3,145	3,578,412
Series B, AMT, 6.25%, 10/01/38	1,405	1,714,493
Series B, AMT, 6.00%, 10/01/42	1,885	2,213,970
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,372,996
County of Pasco Florida Water & Sewer Revenue, RB, Series B, 5.00%, 10/01/44	2,000	2,278,240
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 2, AMT (NPFGC), 5.90%, 7/01/29	3,420	3,443,222

Municipal Bonds	Par (000)	Value
Florida (concluded)
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	$3,225	$3,701,075

		49,895,467
Hawaii — 0.8%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	1,350	1,590,327
5.25%, 8/01/26	2,500	2,922,400

		4,512,727
Illinois — 28.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	7,395	8,505,951
Series C, 6.50%, 1/01/41	16,800	20,352,864
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 1/01/29	3,635	3,839,214
5.25%, 1/01/33	2,640	2,746,313
City of Chicago Illinois, Refunding RB, Series A, Sales Tax, 5.25%, 1/01/38	2,445	2,660,331
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 1/01/30	6,500	7,438,535
5.50%, 1/01/32	6,275	7,114,721
5.00%, 1/01/33	4,355	4,756,923
5.00%, 1/01/41	8,020	8,625,991
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,320,348
Sales Tax Receipts, 5.25%, 12/01/36	1,960	2,214,408
Sales Tax Receipts, 5.25%, 12/01/40	10,960	12,287,475
Sales Tax Receipts, 5.00%, 12/01/44	2,500	2,807,600
Sales Tax Receipts, 5.00%, 12/01/44	8,420	9,455,997
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	7,735	8,453,427
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,895	3,334,229
5.25%, 12/01/43	6,305	7,047,855

2	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	$4,000	$4,614,160
University of Chicago, Series B, 5.50%, 7/01/18 (a)	10,000	11,649,100
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,365	5,128,220
6.00%, 6/01/28	1,245	1,456,314
State of Illinois, GO:
5.25%, 2/01/31	2,700	2,950,398
5.25%, 2/01/32	5,525	6,019,709
5.50%, 7/01/33	7,820	8,713,591
5.50%, 7/01/38	1,295	1,430,056
5.00%, 2/01/39	5,000	5,231,850

		166,155,580
Indiana — 3.5%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	1,240	1,311,796
Indiana Municipal Power Agency, Refunding RB, Series A:
5.25%, 1/01/32	1,500	1,739,115
5.25%, 1/01/33	1,500	1,725,705
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	14,105	15,845,980

		20,622,596
Louisiana — 0.9%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	500	580,965
Series A-2, 6.00%, 1/01/23	720	836,590
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	3,735	4,082,168

		5,499,723
Massachusetts — 0.8%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT:
5.00%, 1/01/26	2,070	2,296,686
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT (concluded):
5.00%, 1/01/27	$2,000	$2,217,240

		4,513,926
Michigan — 3.5%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	6,320	6,963,692
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,015	6,590,455
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	5,780	7,351,929

		20,906,076
Minnesota — 2.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	9,900	11,595,771
Mississippi — 3.3%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project, (AGM):
6.75%, 12/01/31	3,775	4,986,775
6.75%, 12/01/33	2,350	3,108,768
6.88%, 12/01/40	6,405	8,446,466
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	2,300	2,650,842

		19,192,851
Nevada — 5.4%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	11,175	12,589,867
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	11,245	12,350,496

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	$5,850	$6,669,117

		31,609,480
New Jersey — 7.8%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	7,000	7,616,000
Private Activity Bond, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	2,425	2,686,172
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	4,280	5,124,744
School Facilities Construction (AGC), 6.00%, 12/15/34	70	80,849
School Facilities Construction, Series UU, 5.00%, 6/15/40	2,700	2,928,096
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	6,500	7,218,510
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	4,475	5,078,140
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	5,410	6,064,989
Series AA, 5.50%, 6/15/39	8,175	9,251,075

		46,048,575
New York — 8.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2009, Series EE, 5.25%, 6/15/40	7,500	8,451,900
Fiscal 2011, Series EE, 5.38%, 6/15/43	3,475	4,051,155
Series FF-2, 5.50%, 6/15/40	4,000	4,604,760
City of New York New York Transitional Finance Authority Building Aid, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,609,720
Municipal Bonds	Par (000)	Value
New York (concluded)
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	$4,000	$4,542,960
Series A-1, 5.25%, 11/15/39	4,490	5,153,308
New York State Dormitory Authority, Refunding RB, 5.00%, 3/15/42	7,350	8,311,600
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	10,000	11,419,400

		51,144,803
Ohio — 2.0%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	2,645	3,075,289
5.25%, 2/15/31	5,145	5,961,717
5.25%, 2/15/32	2,250	2,601,855

		11,638,861
Pennsylvania — 1.9%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	2,030	2,261,643
Sub-Series A, 6.00%, 12/01/41	4,945	5,346,089
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	3,000	3,409,440

		11,017,172
South Carolina — 4.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,893,959
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 7/01/25	4,490	5,266,815
5.50%, 7/01/38	3,000	3,391,890
6.00%, 7/01/38	5,270	6,154,938
5.50%, 7/01/41	4,170	4,708,180

		27,415,782
Texas — 15.8%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	4,190	4,838,402

4	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	$12,700	$15,095,601
6.00%, 11/15/36	9,435	11,161,039
5.38%, 11/15/38	5,000	5,684,150
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	320	387,232
6.50%, 7/01/37	1,450	1,661,439
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	9,110	10,222,513
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	5,968,759
Series H, 5.00%, 11/01/37	4,575	4,915,060
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	3,735	4,416,115
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	5,555	6,483,074
Series K-1 (AGC), 5.75%, 1/01/38	12,150	13,874,692
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	7,170	8,295,546

		93,003,622
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	1,750	1,951,915
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	4,300	5,243,936

		7,195,851
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	4,200	4,728,906
Municipal Bonds	Par (000)	Value
Washington (concluded)
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	$3,290	$3,852,722

		8,581,628
Total Municipal Bonds — 130.3%		765,903,912

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 1.9%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,960	8,648,222
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,707,632

		11,355,854
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(c)	3,379	4,030,613
Florida — 2.3%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	11,883,139
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,345	1,382,027

		13,265,166
Indiana — 1.8%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/15/41	9,850	10,609,336
Kentucky — 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	404	463,541
Nevada — 2.6%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	8,000	9,232,960

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Water Reclamation District, GO (concluded):
Series B, 5.50%, 7/01/29	$5,008	$5,850,750

		15,083,710
New Jersey — 3.4%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,402	7,937,617
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	8,000	8,764,640
Series B, 5.25%, 6/15/36 (c)	2,961	3,232,441

		19,934,698
New York — 10.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	4,994	5,749,410
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	5,619	6,302,519
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	9,249	10,634,327
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,977,912
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	8,200	9,610,974
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	$13,500	$15,307,110

		63,582,252
Texas — 4.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	12,027	13,672,929
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	9,640	11,331,049

		25,003,978
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	6,371	6,974,052
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 29.0%		170,303,200
Total Long-Term Investments (Cost — $840,881,769) — 159.3%		936,207,112

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(d)	122,418	122,418
Total Short-Term Securities (Cost — $122,418) — 0.0%		122,418
Total Investments (Cost — $841,004,187*) — 159.3%		936,329,530
Other Assets Less Liabilities — 2.0%		11,839,699
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6%)		(85,803,599)
VRDP Shares, at Liquidation Value — (46.7%)		(274,600,000)

Net Assets Applicable to Common Shares — 100.0%		$587,765,630

* As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$756,487,466

Gross unrealized appreciation		$95,340,444
Gross unrealized depreciation		(1,279,873)

Net unrealized appreciation		$94,060,571

6	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from October 1, 2016 to November 15, 2019 is $22,519,158.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	6,198,367	(6,075,949)	122,418	$413

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(619)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$78,642,016	$(236,387)

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

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Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

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Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

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Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	$—	$936,207,112	—	$936,207,112
Short-Term Securities	122,418	—	—	122,418

Total	$122,418	$936,207,112	—	$936,329,530

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(236,387)	—	—	$(236,387)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$757,000	—	—	$757,000
Liabilities:
TOB trust certificates	—	$(85,781,493)	—	(85,781,493)
VRDP Shares	—	(274,600,000)	—	(274,600,000)

Total	$757,000	$(360,381,493)	—	$(359,624,493)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2014	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 22, 2015